Borrowings - LIQUIDITY RISK (Details) R in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Sep. 18, 2020 USD ($)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 12, 2018 USD ($)	Sep. 11, 2018 USD ($)	May 31, 2018 ZAR (R)	Sep. 19, 2017 USD ($)	Nov. 15, 2016 ZAR (R)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		R 5,156.6			R 3,448.9	R 2,832.5
Trade and other payables		8,523.8			7,739.5	5,159.9
Total		37,683.0			42,879.7	44,931.5
Within one year
Maturity analysis for financial assets held for managing liquidity risk
Trade and other payables		8,523.8			7,739.5	5,159.9
Total		12,519.3			9,704.6	13,151.5
Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Total		20,695.5			24,265.6	18,850.0
After five years
Maturity analysis for financial assets held for managing liquidity risk
Total		4,468.2			8,909.5	12,930.0
US$600 million RCF
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt	$ 600,000,000									R 600.0
R6.0 billion revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt		6,000.0			6,000.0							R 6,000.0
US$350 million revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt										R 350.0
2022 and 2025 Notes
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $							$ 349,000,000
US 450 Million Convertible Bond [Member]
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $			$ 383,000,000	$ 200,000				$ 384,000,000	$ 66,000,000		$ 450,000,000
Burnstone Debt
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt													$ 178,100,000	R 1,883.9
Capital
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		5,088.8			3,808.6	3,386.8
Capital | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		2,307.5			775.4	293.3
Capital | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		2,723.3			2,918.6	1,968.9
Capital | After five years
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		58.0			114.6	1,124.6
Capital | US$600 million RCF
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		6,977.7			5,711.9	2,726.5
Capital | US$600 million RCF | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		872.6
Capital | US$600 million RCF | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		6,105.1			5,711.9	2,726.5
Capital | R6.0 billion revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings					2,500.0	5,896.4
Capital | R6.0 billion revolving credit facility | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings						5,896.4
Capital | R6.0 billion revolving credit facility | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings					2,500.0
Capital | 2022 and 2025 Notes
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		10,291.9			9,808.4	10,053.6
Capital | 2022 and 2025 Notes | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		10,291.9			4,951.8	5,075.6
Capital | 2022 and 2025 Notes | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings					4,856.6	4,978.0
Capital | US 450 Million Convertible Bond [Member]
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings					5,376.0	5,510.4
Capital | US 450 Million Convertible Bond [Member] | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings					5,376.0	5,510.4
Capital | Burnstone Debt
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		114.3			109.0	2,552.9
Capital | Burnstone Debt | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		11.7			109.0
Capital | Burnstone Debt | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		102.6				2,552.9
Capital | Other borrowings
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings						252.3
Capital | Other borrowings | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings						252.3
Capital | Franco-Nevada liability
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2.1			2.0	2.0
Capital | Franco-Nevada liability | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2.1			2.0	2.0
Capital | Stillwater Convertible Debentures
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3.8			3.5	3.8
Capital | Stillwater Convertible Debentures | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3.8			3.5	3.8
Interest
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		6,680.6			7,820.8	9,386.9
Interest | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		809.5			1,184.2	1,543.8
Interest | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		1,563.5			2,698.3	3,568.6
Interest | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		R 4,307.6			R 3,938.3	R 4,274.5